THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.6%
	Shares	Value
COMMUNICATION SERVICES — 7.8%
Alphabet, Cl A	54,267	$18,342,246
Meta Platforms, Cl A	9,701	6,950,766
		25,293,012

CONSUMER DISCRETIONARY — 6.4%
Lowe's	39,342	10,506,674
TJX	68,016	10,189,477
		20,696,151

CONSUMER STAPLES — 8.7%
Coca-Cola	83,861	6,273,641
Costco Wholesale	15,451	14,527,803
PepsiCo	48,685	7,479,477
		28,280,921

ENERGY — 1.3%
Chevron	24,541	4,341,303

FINANCIALS — 17.9%
Aon PLC, Cl A	16,407	5,736,543
BlackRock	12,257	13,714,848
JPMorgan Chase	51,974	15,898,327
Mastercard, Cl A	24,151	13,012,317
S&P Global	14,077	7,429,700
Visa, Cl A	7,977	2,567,238
		58,358,973

HEALTH CARE — 14.5%
Eli Lilly	12,011	12,457,209
Johnson & Johnson	46,725	10,618,256
McKesson	8,865	7,368,677
Medtronic PLC	46,460	4,783,522
Stryker	16,475	6,088,501
Thermo Fisher Scientific	10,335	5,979,934
		47,296,099

INDUSTRIALS — 13.0%
Eaton PLC	29,308	10,299,417
Honeywell International	56,080	12,759,322
RTX	80,153	16,105,142
Waste Management	14,569	3,237,815
		42,401,696

INFORMATION TECHNOLOGY — 25.9%
Accenture PLC, Cl A	45,475	11,989,029
Apple	81,628	21,180,834
Broadcom	9,707	3,215,929
Microsoft	46,661	20,077,762

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2026 (UNAUDITED)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
NVIDIA	72,889	$13,931,275
Oracle	49,766	8,190,488
Texas Instruments	26,850	5,787,517
		84,372,834

MATERIALS — 1.5%
Air Products and Chemicals	9,157	2,495,283
Linde PLC	3,190	1,457,734
Solstice Advanced Materials *	14,020	866,015
		4,819,032
UTILITIES — 2.6%
NextEra Energy	95,383	8,384,166

TOTAL COMMON STOCK
(Cost $141,798,895)		324,244,187

SHORT-TERM INVESTMENT(A) — 0.4%

SEI Daily Income Trust, Government Fund, Institutional Class, 3.590%
(Cost $1,159,225)	1,159,225	1,159,225
TOTAL INVESTMENTS — 100.0%
(Cost $142,958,120)		$325,403,412

Percentages are based on Net Assets of $325,453,806.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2026.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-4500

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